UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

Brookfield Investment Funds

(Exact name of registrant as specified in charter)

Brookfield Place

225 Liberty Street, 35th Floor
New York, New York 10281-1048

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor
New York, New York 10281-1048
(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Brookfield Global Listed Infrastructure Fund
Class A | BGLAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE Global Core Infrastructure 50/50 Total Return Index; and (ii) underperformed its secondary benchmark index, Dow Jones Brookfield Global Infrastructure Index TR, and its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, midstream was the leading sector contributor to relative returns. Overweight positions to outperforming North American midstream operators contributed as the sector continued to post gains. Gas utilities also contributed, where positive security selection was attributed to outperforming overweight positions in the U.S. and Asia Pacific. Among integrated utilities/renewables, positive stock selection was driven by a combination of overweight positions in select outperforming U.S. utilities.
Conversely, towers were the leading detractor from relative returns during the period. An overweight position in a European tower operator, as well as security selection among U.S. operators detracted from relative performance. Within the airports sector, overweight positions in underperforming Asian airport operators detracted from relative returns during the period. Lastly, within the electricity transmission & distribution sector, underperformance was primarily due to overweight positions in a Brazilian utility, as well as a Houston-based operator.
POSITIONING
In our view, the economic backdrop for infrastructure continues to improve. Steady economic growth, a normalizing interest rate environment and sector-specific demand drivers serve as tailwinds for the asset class. We continue to believe the current investment environment is supportive of outsized earnings growth and investment returns for companies that own and operate the backbone of the global economy. We believe many subsectors across the listed infrastructure universe stand to benefit from increases are driven by the massive capital investment required to upgrade the U.S. electrical grid to accommodate increasing power demand from nearshoring, datacenters, and the energy transition.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities
↑	U.S. Integrated Utilities/Renewables

Top Detractors
↓	U.S. Towers
↓	Airports
↓	Electricity Transmission & Distribution
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-AR-112740501

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.76	3.42	3.14
Class A (with sales charge)	3.61	2.42	2.63
MSCI World Index	19.19	11.70	10.52
FTSE Global Core Infrastructure 50/50 Total Return Index	10.46	4.07	6.22
Dow Jones Brookfield Global Infrastructure Index TR	11.26	4.11	4.29
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$359,679,033
Number of Portfolio Holdings	39
Portfolio Turnover	78%
Total Advisory Fees Paid	$2,304,448
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-AR-112740501

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
PG&E Corp.	5.0%
Duke Energy Corp.	4.6%
Sempra	4.3%
Xcel Energy, Inc.	4.3%
Entergy Corp.	4.2%
CSX Corp.	3.7%
TC Energy Corp.	3.7%
National Grid PLC	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-AR-112740501

Brookfield Global Listed Infrastructure Fund
Class C | BGLCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE Global Core Infrastructure 50/50 Total Return Index; and (ii) underperformed its secondary benchmark index, Dow Jones Brookfield Global Infrastructure Index TR, and its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, midstream was the leading sector contributor to relative returns. Overweight positions to outperforming North American midstream operators contributed as the sector continued to post gains. Gas utilities also contributed, where positive security selection was attributed to outperforming overweight positions in the U.S. and Asia Pacific. Among integrated utilities/renewables, positive stock selection was driven by a combination of overweight positions in select outperforming U.S. utilities.
Conversely, towers were the leading detractor from relative returns during the period. An overweight position in a European tower operator, as well as security selection among U.S. operators detracted from relative performance. Within the airports sector, overweight positions in underperforming Asian airport operators detracted from relative returns during the period. Lastly, within the electricity transmission & distribution sector, underperformance was primarily due to overweight positions in a Brazilian utility, as well as a Houston-based operator.
POSITIONING
In our view, the economic backdrop for infrastructure continues to improve. Steady economic growth, a normalizing interest rate environment and sector-specific demand drivers serve as tailwinds for the asset class. We continue to believe the current investment environment is supportive of outsized earnings growth and investment returns for companies that own and operate the backbone of the global economy. We believe many subsectors across the listed infrastructure universe stand to benefit from increases are driven by the massive capital investment required to upgrade the U.S. electrical grid to accommodate increasing power demand from nearshoring, datacenters, and the energy transition.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities
↑	U.S. Integrated Utilities/Renewables

Top Detractors
↓	U.S. Towers
↓	Airports
↓	Electricity Transmission & Distribution
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-AR-112740600

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	7.92	2.64	2.35
Class C (with sales charge)	6.92	2.64	2.35
MSCI World Index	19.19	11.70	10.52
FTSE Global Core Infrastructure 50/50 Total Return Index	10.46	4.07	6.22
Dow Jones Brookfield Global Infrastructure Index TR	11.26	4.11	4.29
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$359,679,033
Number of Portfolio Holdings	39
Portfolio Turnover	78%
Total Advisory Fees Paid	$2,304,448
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-AR-112740600

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
PG&E Corp.	5.0%
Duke Energy Corp.	4.6%
Sempra	4.3%
Xcel Energy, Inc.	4.3%
Entergy Corp.	4.2%
CSX Corp.	3.7%
TC Energy Corp.	3.7%
National Grid PLC	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-AR-112740600

Brookfield Global Listed Infrastructure Fund
Class I | BGLYX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE Global Core Infrastructure 50/50 Total Return Index; and (ii) underperformed its secondary benchmark index, Dow Jones Brookfield Global Infrastructure Index TR, and its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, midstream was the leading sector contributor to relative returns. Overweight positions to outperforming North American midstream operators contributed as the sector continued to post gains. Gas utilities also contributed, where positive security selection was attributed to outperforming overweight positions in the U.S. and Asia Pacific. Among integrated utilities/renewables, positive stock selection was driven by a combination of overweight positions in select outperforming U.S. utilities.
Conversely, towers were the leading detractor from relative returns during the period. An overweight position in a European tower operator, as well as security selection among U.S. operators detracted from relative performance. Within the airports sector, overweight positions in underperforming Asian airport operators detracted from relative returns during the period. Lastly, within the electricity transmission & distribution sector, underperformance was primarily due to overweight positions in a Brazilian utility, as well as a Houston-based operator.
POSITIONING
In our view, the economic backdrop for infrastructure continues to improve. Steady economic growth, a normalizing interest rate environment and sector-specific demand drivers serve as tailwinds for the asset class. We continue to believe the current investment environment is supportive of outsized earnings growth and investment returns for companies that own and operate the backbone of the global economy. We believe many subsectors across the listed infrastructure universe stand to benefit from increases are driven by the massive capital investment required to upgrade the U.S. electrical grid to accommodate increasing power demand from nearshoring, datacenters, and the energy transition.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities
↑	U.S. Integrated Utilities/Renewables

Top Detractors
↓	U.S. Towers
↓	Airports
↓	Electricity Transmission & Distribution
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-AR-112740709

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.01	3.68	3.40
MSCI World Index	19.19	11.70	10.52
FTSE Global Core Infrastructure 50/50 Total Return Index	10.46	4.07	6.22
Dow Jones Brookfield Global Infrastructure Index TR	11.26	4.11	4.29
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$359,679,033
Number of Portfolio Holdings	39
Portfolio Turnover	78%
Total Advisory Fees Paid	$2,304,448
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-AR-112740709

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
PG&E Corp.	5.0%
Duke Energy Corp.	4.6%
Sempra	4.3%
Xcel Energy, Inc.	4.3%
Entergy Corp.	4.2%
CSX Corp.	3.7%
TC Energy Corp.	3.7%
National Grid PLC	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-AR-112740709

Brookfield Global Listed Real Estate Fund
Class A | BLRAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE EPRA Nareit Developed Index ; and (ii) underperformed its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the U.S. was the leading contributor to relative performance. Outperformance was primarily driven by the net lease sector, where overweight positions in companies whose portfolios are focused on single-tenant properties focused on middle-market retail, as well as experiential businesses. Australia was also a regional contributor, were overweight positions in outperforming industrial and diversified landlords contributed to relative returns during the period.
Conversely, the U.K. was the leading regional detractor during the period. Overweight positions in select self storage, office and residential landlords underperformed during the period, detracting from relative returns. Japan was also a regional detractor during the period, where overweight exposure to select underperforming residential and leisure-focused JREITs detracted.
POSITIONING
In the U.S., data center demand shows no signs of slowing down. But given power and other delivery constraints, we do not see such pressures in the near term. Strong performance among health care stocks in 2024 appeared to validate the strong fundamentals in the sector. We continue to monitor the industrial and self storage sectors for confirmation of a rebound in operating trends. Outside the U.S., we believe historically wide valuation spreads between U.S. and international real estate equities can present opportunities for outperformance.

Top Contributors
↑	U.S. Net Lease
↑	U.S. Health Care
↑	Australia

Top Detractors
↓	U.K. Self Storage
↓	Japan
↓	U.K. Office
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-AR-112740105

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.86	-1.53	1.58
Class A (with sales charge)	-3.91	-2.48	1.09
MSCI World Index	19.19	11.70	10.52
FTSE EPRA Nareit Developed Index	0.94	-1.00	2.23
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,853,100
Number of Portfolio Holdings	52
Portfolio Turnover	166%
Total Advisory Fees Paid	$1,440,947
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
Equinix, Inc.	7.5%
Prologis, Inc.	4.7%
Brixmor Property Group, Inc.	4.1%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	3.6%
AvalonBay Communities, Inc.	3.5%
Extra Space Storage, Inc.	3.4%
Mitsubishi Estate Co. Ltd.	3.1%
Healthpeak Properties, Inc.	3.0%
Agree Realty Corp.	3.0%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-AR-112740105

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-AR-112740105

Brookfield Global Listed Real Estate Fund
Class C | BLRCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE EPRA Nareit Developed Index; and (ii) underperformed its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the U.S. was the leading contributor to relative performance. Outperformance was primarily driven by the net lease sector, where overweight positions in companies whose portfolios are focused on single-tenant properties focused on middle-market retail, as well as experiential businesses. Australia was also a regional contributor, were overweight positions in outperforming industrial and diversified landlords contributed to relative returns during the period.
Conversely, the U.K. was the leading regional detractor during the period. Overweight positions in select self storage, office and residential landlords underperformed during the period, detracting from relative returns. Japan was also a regional detractor during the period, where overweight exposure to select underperforming residential and leisure-focused JREITs detracted.
POSITIONING
In the U.S., data center demand shows no signs of slowing down. But given power and other delivery constraints, we do not see such pressures in the near term. Strong performance among health care stocks in 2024 appeared to validate the strong fundamentals in the sector. We continue to monitor the industrial and self storage sectors for confirmation of a rebound in operating trends. Outside the U.S., we believe historically wide valuation spreads between U.S. and international real estate equities can present opportunities for outperformance.

Top Contributors
↑	U.S. Net Lease
↑	U.S. Health Care
↑	Australia

Top Detractors
↓	U.K. Self Storage
↓	Japan
↓	U.K. Office
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-AR-112740204

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.07	-2.27	0.82
Class C (with sales charge)	-0.92	-2.27	0.82
MSCI World Index	19.19	11.70	10.52
FTSE EPRA Nareit Developed Index	0.94	-1.00	2.23
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,853,100
Number of Portfolio Holdings	52
Portfolio Turnover	166%
Total Advisory Fees Paid	$1,440,947
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
Equinix, Inc.	7.5%
Prologis, Inc.	4.7%
Brixmor Property Group, Inc.	4.1%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	3.6%
AvalonBay Communities, Inc.	3.5%
Extra Space Storage, Inc.	3.4%
Mitsubishi Estate Co. Ltd.	3.1%
Healthpeak Properties, Inc.	3.0%
Agree Realty Corp.	3.0%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-AR-112740204

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-AR-112740204

Brookfield Global Listed Real Estate Fund
Class I | BLRYX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE EPRA Nareit Developed Index; and (ii) underperformed its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the U.S. was the leading contributor to relative performance. Outperformance was primarily driven by the net lease sector, where overweight positions in companies whose portfolios are focused on single-tenant properties focused on middle-market retail, as well as experiential businesses. Australia was also a regional contributor, were overweight positions in outperforming industrial and diversified landlords contributed to relative returns during the period.
Conversely, the U.K. was the leading regional detractor during the period. Overweight positions in select self storage, office and residential landlords underperformed during the period, detracting from relative returns. Japan was also a regional detractor during the period, where overweight exposure to select underperforming residential and leisure-focused JREITs detracted.
POSITIONING
In the U.S., data center demand shows no signs of slowing down. But given power and other delivery constraints, we do not see such pressures in the near term. Strong performance among health care stocks in 2024 appeared to validate the strong fundamentals in the sector. We continue to monitor the industrial and self storage sectors for confirmation of a rebound in operating trends. Outside the U.S., we believe historically wide valuation spreads between U.S. and international real estate equities can present opportunities for outperformance.

Top Contributors
↑	U.S. Net Lease
↑	U.S. Health Care
↑	Australia

Top Detractors
↓	U.K. Self Storage
↓	Japan
↓	U.K. Office
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-AR-112740303

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.11	-1.28	1.83
MSCI World Index	19.19	11.70	10.52
FTSE EPRA Nareit Developed Index	0.94	-1.00	2.23
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,853,100
Number of Portfolio Holdings	52
Portfolio Turnover	166%
Total Advisory Fees Paid	$1,440,947
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
Equinix, Inc.	7.5%
Prologis, Inc.	4.7%
Brixmor Property Group, Inc.	4.1%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	3.6%
AvalonBay Communities, Inc.	3.5%
Extra Space Storage, Inc.	3.4%
Mitsubishi Estate Co. Ltd.	3.1%
Healthpeak Properties, Inc.	3.0%
Agree Realty Corp.	3.0%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-AR-112740303

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-AR-112740303

Brookfield Global Renewables & Sustainable Infrastructure Fund
Class I | GRSIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Brookfield Global Renewables & Sustainable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Contributors:
Sustainable Solutions: A European designer and manufacturer of cable systems and services outperformed during the period. A position in a fuel cell technology company outperformed amid the announcement of a purchase agreement with a large utility. Several heating, ventilation and air conditioning (HVAC) positions outperformed amid growing demand from artificial intelligence (AI) and data center developments.
Circular Economy: U.S. stocks operating in the waste management industry outperformed during the period.
Electricity Infrastructure: Positions in renewable power providers in the U.S. and Europe contributed positively to returns.
Detractors:
Sustainable Solutions: A position in a solar tracker solutions provider, as well as a holding that manufactures wind turbines declined.
Circular Economy: Detractors included a Brazilian waste treatment company and a U.K. water utility.
Electricity Infrastructure: Select power providers in the U.K. and Continental Europe detracted from performance during the period.
POSITIONING
We believe the transition toward cleaner and more reliable energy is on track to continue in 2025. In the U.S., policies to encourage clean power and decarbonization efforts enjoy bipartisan support given the thousands of new related jobs that have been created. Meanwhile, countries outside the U.S. continue to push forward with their transition policies. Among global technology companies investing in data centers, semiconductor chips and artificial intelligence (AI) applications, access to reliable, cost-effective power is increasingly challenging. Corporate off-takers continue to source renewable power generation in response to these needs.

Top Contributors
↑	Sustainable Solutions: Electricity Cable Systems and Fuel Cell Technology
↑	Sustainable Solutions: Heating, Ventilation, and Air Conditioning (HVAC)
↑	Circular Economy: U.S. Waste Management
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 1	TSR-AR-112740519

Top Detractors
↓	Sustainable Solutions: Solar Tracker Solutions
↓	Circular Economy: Brazilian Waste Treatment
↓	Electricity Infrastructure: U.K. and Europe Power Providers
HOW DID THE FUND PERFORM SINCE INCEPTION?*,1
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2019)
Class I (without sales charge)	-1.28	4.54	5.77
MSCI World Index	19.19	11.70	13.10
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	On February 4, 2022, the Fund acquired all of the assets, subject to liabilities, of Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”) through a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I Shares of the Fund. As a result of the Reorganization, the Fund’s Class I Shares adopted the Predecessor Fund’s performance and accounting history. Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019). The Predecessor Fund’s past performance is not an indication of how the Fund will perform in the future. The MSCI World Index references the Predecessor Fund’s inception date.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$54,040,691
Number of Portfolio Holdings	32
Portfolio Turnover	69%
Total Advisory Fees Paid	$222,932
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 2	TSR-AR-112740519

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
Public Service Enterprise Group, Inc.	6.5%
Enel SpA	5.9%
Iberdrola SA	5.5%
NextEra Energy, Inc.	4.8%
E.ON SE	4.3%
Waste Connections, Inc.	4.3%
Republic Services, Inc.	4.2%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.0%
SSE PLC	4.0%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 3	TSR-AR-112740519

Oaktree Emerging Markets Equity Fund
Class A | OEQAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at  855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.21%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, along with our overweight allocation to Brazil and our underweight exposure to Taiwan. Meanwhile, our selection in Taiwan had the largest positive impact on our performance, followed by our overweight allocation to China.
At the sector level, our stock selection in materials contributed the most to our performance, while our overweight allocation there was the biggest detractor. Our selection among consumer discretionary also detracted, as did our underweight exposure to information technology.
POSITIONING
Our largest overweights by country are China and South Africa, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials and consumer discretionary, and is underweight financials and information technology.
We’ve remained steadfast in our decision to be invested in cyclical names with high dividend yields and strong capital discipline. This has continued to reward us as commodity prices, while volatile, have largely remained elevated, with gold on an upward trend thanks to supply discipline.

Top Contributors
↑	Taiwan Selection
↑	China Overweight
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Taiwan Underweight
↓	Materials Overweight
↓	Consumer Discretionary Selection
↓	Information Technology Underweight
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-AR-112740568

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	-2.68	1.15
Class A (with sales charge)	-7.32	-0.72
MSCI Emerging Markets Net Total Return (USD) Index	7.50	5.35
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$224,215,247
Number of Portfolio Holdings	75
Portfolio Turnover	124%
Total Advisory Fees Paid	$1,721,763
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Alibaba Group Holding Ltd.	4.8%
iShares MSCI India ETF	4.5%
Tencent Holdings Ltd.	3.7%
Anglogold Ashanti PLC	3.6%
Samsung Electronics Co. Ltd.	2.7%
Aluminum Corp. of China Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.2%
HDFC Bank Ltd.	2.0%
Freeport-McMoRan, Inc.	1.9%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-AR-112740568

MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s prospectus, which is available at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund, or upon request to info@brookfieldoaktree.com or 855-244-4859.
Effective January 24, 2024, Oaktree Fund Advisors, LLC, the Fund’s investment adviser, contractually agreed to reduce the Fund’s annual expense cap by 0.15% for each share class to 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-AR-112740568

Oaktree Emerging Markets Equity Fund
Class I | OEQIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at  855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, along with our overweight allocation to Brazil and our underweight exposure to Taiwan. Meanwhile, our selection in Taiwan had the largest positive impact on our performance, followed by our overweight allocation to China.
At the sector level, our stock selection in materials contributed the most to our performance, while our overweight allocation there was the biggest detractor. Our selection among consumer discretionary also detracted, as did our underweight exposure to information technology.
POSITIONING
Our largest overweights by country are China and South Africa, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials and consumer discretionary, and is underweight financials and information technology.
We’ve remained steadfast in our decision to be invested in cyclical names with high dividend yields and strong capital discipline. This has continued to reward us as commodity prices, while volatile, have largely remained elevated, with gold on an upward trend thanks to supply discipline.

Top Contributors
↑	Taiwan Selection
↑	China Overweight
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Taiwan Underweight
↓	Materials Overweight
↓	Consumer Discretionary Selection
↓	Information Technology Underweight
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-AR-112740543

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	-2.37	-6.45
MSCI Emerging Markets Net Total Return (USD) Index	7.50	-4.36
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$224,215,247
Number of Portfolio Holdings	75
Portfolio Turnover	124%
Total Advisory Fees Paid	$1,721,763
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Alibaba Group Holding Ltd.	4.8%
iShares MSCI India ETF	4.5%
Tencent Holdings Ltd.	3.7%
Anglogold Ashanti PLC	3.6%
Samsung Electronics Co. Ltd.	2.7%
Aluminum Corp. of China Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.2%
HDFC Bank Ltd.	2.0%
Freeport-McMoRan, Inc.	1.9%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-AR-112740543

MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s prospectus, which is available at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund, or upon request to info@brookfieldoaktree.com or 855-244-4859.
Effective January 24, 2024, Oaktree Fund Advisors, LLC, the Fund’s investment adviser, contractually agreed to reduce the Fund’s annual expense cap by 0.15% for each share class to 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-AR-112740543

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by contacting Investor Relations at (855) 777-8001 or by writing to Secretary, Brookfield Investment Funds, Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York 10281-1048.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Stuart A. McFarland, Edward A. Kuczmarski, William H. Wright II and Heather S. Goldman each qualify as “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$157,200	$193,280
(b) Audit-Related Fees	$0	$0
(c) Tax Fees*	$76,341	$50,800
(d) All Other Fees	$0	$0

* Tax fees consist of fees for review of tax returns and tax distribution requirements. In addition, fees billed to the Brookfield Global Listed Infrastructure Fund in relation to tax reclaims for the fiscal years ended December 31, 2024 and December 31, 2023 were $35,141 and $0, respectively.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte & Touche LLP (“Deloitte”) applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The aggregate fees billed by Deloitte for the fiscal years ended December 31, 2024 and December 31, 2023, for non-audit services rendered to the registrant and the registrant’s investment adviser and administrator were $76,341 and $50,800, respectively. For the fiscal years ended December 31, 2024 and December 31, 2023, these amounts reflect the amounts disclosed above in (b), (c) and (d), plus $0 and $0, respectively, in fees billed to the registrant’s investment adviser for non-audit services that did not relate directly to the operations and financial reporting of the registrant.

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(i) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Brookfield

Financial Statements and Other Important Information

For the year ended December 31, 2024

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 4.8%
Midstream — 1.5%
APA Group	1,228,100	$5,287,152
Toll Roads — 3.3%
Transurban Group	1,438,465	11,888,923
TOTAL AUSTRALIA		17,176,075
BRAZIL — 1.8%
Utility — 1.8%
Equatorial Energia SA	1,422,839	6,304,596
TOTAL BRAZIL		6,304,596
CANADA — 6.0%
Energy — 3.6%
TC Energy Corp.	281,631	13,124,951
Transportation — 2.4%
Canadian Pacific Kansas City Ltd.	118,896	8,608,783
TOTAL CANADA		21,733,734
CHINA — 3.2%
Gas Utilities — 1.2%
ENN Energy Holdings Ltd.	612,116	4,349,557
Utility — 2.0%
China Resources Gas Group Ltd.	1,781,402	7,033,794
TOTAL CHINA		11,383,351
FRANCE — 2.1%
Toll Roads — 2.1%
Getlink SE	465,357	7,420,453
TOTAL FRANCE		7,420,453
HONG KONG — 1.7%
Utility — 1.7%
CLP Holdings Ltd.	719,644	6,035,862
TOTAL HONG KONG		6,035,862
ITALY — 0.5%
Utility — 0.5%
Italgas SpA	294,794	1,654,487
TOTAL ITALY		1,654,487
JAPAN — 3.2%
Airports — 1.5%
Japan Airport Terminal Co. Ltd.	169,041	5,329,673

The accompanying notes are an integral part of these financial statements.

1

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS (Continued)
JAPAN (Continued)
Rail — 1.7%
East Japan Railway Co.	352,981	$6,251,611
TOTAL JAPAN		11,581,284
MEXICO — 2.3%
Transportation — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV	481,821	8,456,304
TOTAL MEXICO		8,456,304
NETHERLANDS — 3.2%
Midstream — 2.1%
Koninklijke Vopak NV	173,553	7,638,967
Transportation — 1.1%
Ferrovial SE	89,255	3,746,449
TOTAL NETHERLANDS		11,385,416
NEW ZEALAND — 2.6%
Airports — 2.6%
Auckland International Airport Ltd.	1,891,107	9,205,247
TOTAL NEW ZEALAND		9,205,247
SPAIN — 3.8%
Telecommunication — 2.0%
Cellnex Telecom SA(a)	234,602	7,410,273
Utility — 1.8%
Redeia Corp. SA	373,422	6,376,671
TOTAL SPAIN		13,786,944
UNITED KINGDOM — 5.9%
Utility — 5.9%
National Grid PLC	1,084,810	12,887,751
Pennon Group PLC	625,474	4,632,570
Severn Trent PLC	122,122	3,828,804
Total Utility		21,349,125
TOTAL UNITED KINGDOM		21,349,125
UNITED STATES — 57.9%
Electricity Transmission & Distribution — 11.4%
CenterPoint Energy, Inc.	242,087	7,681,421
PG&E Corp.	887,068	17,901,032
Sempra	174,994	15,350,474
Total Electricity Transmission & Distribution		40,932,927
Gas Utilities — 3.5%
NiSource, Inc.	338,382	12,438,922

The accompanying notes are an integral part of these financial statements.

2

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Integrated Utilities/Renewables — 23.1%
CMS Energy Corp.	140,993	$9,397,183
Duke Energy Corp.	154,552	16,651,433
Entergy Corp.	196,806	14,921,831
NextEra Energy, Inc.	149,038	10,684,534
PPL Corp.	224,460	7,285,972
Public Service Enterprise Group, Inc.	105,947	8,951,462
Xcel Energy, Inc.	226,491	15,292,672
Total Integrated Utilities/Renewables		83,185,087
Midstream — 9.6%
Cheniere Energy, Inc.	56,605	12,162,716
Targa Resources Corp.	60,366	10,775,331
Williams Cos., Inc.	217,233	11,756,650
Total Midstream		34,694,697
Rail — 7.2%
CSX Corp.	415,659	13,413,316
Union Pacific Corp.	54,493	12,426,584
Total Rail		25,839,900
Towers — 3.1%
SBA Communications Corp.	55,529	11,316,810
TOTAL UNITED STATES		208,408,343
TOTAL COMMON STOCKS (Cost $312,737,530)		355,881,221
MONEY MARKET FUND — 0.8%
UNITED STATES — 0.8%
First American Treasury Obligations Fund - Class X, 4.49%(b)	2,951,766	2,951,766
TOTAL MONEY MARKET FUND (Cost $2,951,766)		2,951,766
Total Investments — 99.8% (Cost $315,689,296)		$358,832,987
Other Assets in Excess of Liabilities — 0.2%		846,046
TOTAL NET ASSETS — 100.0%		$359,679,033

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of December 31, 2024, the total value of all such securities was $7,410,273 or 2.1% of net assets.

(b)	The rate shown represents the seven-day yield as of December 31, 2024.

Abbreviations:
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

3

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 6.3%
Diversified — 4.3%
GPT Group	913,259	$2,460,214
Stockland	1,385,523	4,109,531
Total Diversified		6,569,745
Industrial — 2.0%
Goodman Group	141,752	3,115,985
TOTAL AUSTRALIA		9,685,730
CANADA — 0.5%
Self Storage— 0.5%
StorageVault Canada, Inc.	264,677	725,470
TOTAL CANADA		725,470
CHINA — 0.5%
Data Centers — 0.5%
GDS Holdings Ltd., ADR(a)	31,825	756,162
TOTAL CHINA		756,162
FRANCE — 2.0%
Office — 2.0%
Covivio SA	30,318	1,536,628
Gecina SA	16,951	1,588,059
Total Office		3,124,687
TOTAL FRANCE		3,124,687
GERMANY — 2.8%
Residential — 2.8%
Vonovia SE	139,640	4,251,048
TOTAL GERMANY		4,251,048
HONG KONG — 3.3%
Diversified — 1.5%
CK Asset Holdings Ltd.	575,375	2,348,318
Retail — 1.8%
Link REIT	638,325	2,684,483
TOTAL HONG KONG		5,032,801
JAPAN — 8.2%
Industrial — 1.6%
GLP J-REIT	2,348	1,840,467
LaSalle Logiport REIT	727	656,475
Total Industrial		2,496,942

The accompanying notes are an integral part of these financial statements.

4

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS (Continued)
JAPAN (Continued)
Office — 5.4%
KDX Realty Investment Corp.	1,519	$1,442,045
Mitsubishi Estate Co. Ltd.	341,163	4,735,939
Mitsui Fudosan Co. Ltd.	267,995	2,143,244
Total Office		8,321,228
Residential — 1.2%
Comforia Residential REIT, Inc.	1,045	1,844,100
TOTAL JAPAN		12,662,270
NETHERLANDS — 2.5%
Industrial — 1.3%
CTP NV(b)	135,947	2,095,413
Retail — 1.2%
Eurocommercial Properties NV	80,338	1,845,526
TOTAL NETHERLANDS		3,940,939
SINGAPORE — 2.1%
Data Centers — 2.1%
Keppel DC REIT	2,007,418	3,200,292
TOTAL SINGAPORE		3,200,292
UNITED KINGDOM — 4.5%
Diversified — 2.5%
British Land Co. PLC	860,746	3,880,084
Retail — 1.0%
Shaftesbury Capital PLC	915,834	1,438,015
Self Storage — 1.0%
Big Yellow Group PLC	130,902	1,574,104
TOTAL UNITED KINGDOM		6,892,203
UNITED STATES — 66.9%
Data Centers — 10.4%
Digital Realty Trust, Inc.	25,125	4,455,416
Equinix, Inc.	12,274	11,573,032
Total Data Centers		16,028,448
Health Care — 10.5%
American Healthcare REIT, Inc.	89,268	2,536,997
Healthpeak Properties, Inc.	227,832	4,618,155
Ventas, Inc.	52,999	3,121,111
Welltower, Inc.	46,512	5,861,907
Total Health Care		16,138,170

The accompanying notes are an integral part of these financial statements.

5

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Hotel — 2.7%
Host Hotels & Resorts, Inc.	172,782	$3,027,141
Xenia Hotels & Resorts, Inc.	76,472	1,136,374
Total Hotel		4,163,515
Industrial — 6.9%
Prologis, Inc.	68,962	7,289,283
Rexford Industrial Realty, Inc.	87,274	3,374,013
Total Industrial		10,663,296
Net Lease — 7.7%
Agree Realty Corp.	64,805	4,565,512
Essential Properties Realty Trust, Inc.	104,831	3,279,114
Getty Realty Corp.	94,265	2,840,204
NETSTREIT Corp.	78,797	1,114,978
Total Net Lease		11,799,808
Office — 4.0%
BXP, Inc.	39,164	2,912,235
Kilroy Realty Corp.	34,075	1,378,334
Piedmont Office Realty Trust, Inc.	202,472	1,852,619
Total Office		6,143,188
Residential — 9.7%
American Homes 4 Rent	74,568	2,790,335
AvalonBay Communities, Inc.	24,538	5,397,624
Mid-America Apartment Communities, Inc.	7,620	1,177,823
NexPoint Residential Trust, Inc.	18,598	776,466
Sun Communities, Inc.	13,274	1,632,304
UMH Properties, Inc.	127,036	2,398,440
Veris Residential, Inc.	45,723	760,373
Total Residential		14,933,365
Retail — 10.4%
Brixmor Property Group, Inc.	229,950	6,401,808
Regency Centers Corp.	55,248	4,084,485
Simon Property Group, Inc.	32,226	5,549,639
Total Retail		16,035,932
Self Storage — 4.6%
Extra Space Storage, Inc.	35,027	5,240,039
Public Storage	6,218	1,861,918
Total Self Storage		7,101,957
TOTAL UNITED STATES		103,007,679
TOTAL COMMON STOCKS (Cost $141,368,274)		153,279,281

The accompanying notes are an integral part of these financial statements.

6

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
MONEY MARKET FUND — 0.8%
UNITED STATES — 0.8%
First American Treasury Obligations Fund - Class X, 4.49%(c)	1,155,805	$1,155,805
TOTAL MONEY MARKET FUND (Cost $1,155,805)		1,155,805
Total Investments — 100.4% (Cost $142,524,079)		$154,435,086
Liabilities in Excess of Other Assets — (0.4)%		(581,986)
TOTAL NET ASSETS — 100.0%		$153,853,100

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of December 31, 2024, the total value of all such securities was $2,095,413 or 1.4% of net assets.

(c)	The rate shown represents the seven-day yield as of December 31, 2024.

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 97.8%
BRAZIL — 4.3%
Circular Economy — 2.0%
Orizon Valorizacao de Residuos SA(a)	177,679	$1,087,870
Electricity Transmission & Distribution — 2.3%
Equatorial Energia SA	276,560	1,225,437
TOTAL BRAZIL		2,313,307
CANADA — 3.7%
Electricity Infrastructure — 3.7%
Boralex, Inc.	47,132	941,361
Fortis, Inc.	25,941	1,077,920
Total Electricity Infrastructure		2,019,281
TOTAL CANADA		2,019,281
FRANCE — 3.5%
Circular Economy — 1.5%
Veolia Environnement SA	29,025	814,371
Sustainable Solutions — 2.0%
Schneider Electric SE	4,300	1,070,512
TOTAL FRANCE		1,884,883
GERMANY — 4.3%
Renewable Power & Infrastructure — 4.3%
E.ON SE	201,638	2,348,692
TOTAL GERMANY		2,348,692
ITALY — 5.9%
Electricity Infrastructure — 5.9%
Enel SpA	446,282	3,184,751
TOTAL ITALY		3,184,751
SPAIN — 8.6%
Electricity Infrastructure — 6.6%
EDP Renovaveis SA	53,418	554,822
Iberdrola SA	216,151	2,978,612
Total Electricity Infrastructure		3,533,434
Renewable Power & Infrastructure — 2.0%
Redeia Corp. SA	63,818	1,089,776
TOTAL SPAIN		4,623,210

The accompanying notes are an integral part of these financial statements.

8

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED KINGDOM — 13.2%
Electricity Infrastructure — 3.9%
SSE PLC	106,808	$2,140,901
Electricity Transmission & Distribution — 4.0%
National Grid PLC	182,409	2,167,054
Water — 5.3%
Pennon Group PLC	148,121	1,097,057
Severn Trent PLC	55,895	1,752,436
Total Water		2,849,493
TOTAL UNITED KINGDOM		7,157,448
UNITED STATES — 54.3%
Circular Economy — 14.5%
American Water Works Co., Inc.	11,881	1,479,066
Republic Services, Inc.	11,369	2,287,215
Waste Connections, Inc.	13,413	2,301,051
Waste Management, Inc.	8,659	1,747,300
Total Circular Economy		7,814,632
Clean Technology — 6.5%
Carrier Global Corp.	29,553	2,017,288
Trane Technologies PLC	3,990	1,473,706
Total Clean Technology		3,490,994
Electricity Infrastructure — 12.2%
Clearway Energy, Inc.	41,544	1,080,144
CMS Energy Corp.	30,419	2,027,426
Public Service Enterprise Group, Inc.	41,588	3,513,770
Total Electricity Infrastructure		6,621,340
Integrated Utilities/Renewables — 9.0%
NextEra Energy, Inc.	35,982	2,579,550
Xcel Energy, Inc.	33,783	2,281,028
Total Integrated Utilities/Renewables		4,860,578
Sustainable Solutions — 12.1%
Bloom Energy Corp.(a)	28,912	642,136
First Solar, Inc.(a)	9,099	1,603,608
GE Vernova, Inc.	5,666	1,863,717
Itron, Inc.(a)	14,905	1,618,385
Xylem, Inc.	6,966	808,195
Total Sustainable Solutions		6,536,041
TOTAL UNITED STATES		29,323,585
TOTAL COMMON STOCKS (Cost $52,785,709)		52,855,157

The accompanying notes are an integral part of these financial statements.

9

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
MONEY MARKET FUND — 2.3%
UNITED STATES — 2.3%
First American Treasury Obligations Fund - Class X, 4.49%(b)	1,257,984	$1,257,984
TOTAL MONEY MARKET FUND (Cost $1,257,984)		1,257,984
Total Investments — 100.1% (Cost $54,043,693)		$54,113,141
Liabilities in Excess of Other Assets — (0.1)%		(72,450)
TOTAL NET ASSETS — 100.0%		$54,040,691

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Non-income producing security.
(b)	The rate shown represents the seven-day yield as of December 31, 2024.

Abbreviations:
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

10

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 95.0%
BRAZIL — 5.1%
Centrais Eletricas Brasileiras SA	307,854	$1,733,995
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	47,997	686,562
Lojas Renner SA	1,135,071	2,221,914
Petroleo Brasileiro SA, ADR	223,344	2,872,204
PRIO SA/Brazil	172,960	1,133,730
Vale SA, ADR	321,073	2,847,917
TOTAL BRAZIL		11,496,322
CANADA — 0.5%
Barrick Gold Corp.	68,033	1,054,511
TOTAL CANADA		1,054,511
CHINA — 41.0%
Alibaba Group Holding Ltd.	1,021,101	10,806,676
Aluminum Corp. of China Ltd.	5,845,457	5,885,222
China Construction Bank Corp.	5,114,938	4,237,598
China Mengniu Dairy Co. Ltd.	796,544	1,781,963
China Merchants Bank Co. Ltd.	501,824	2,561,501
China Petroleum & Chemical Corp.	3,628,760	2,070,260
China Resources Beverage Holdings Co. Ltd.(a)	1,726,997	2,610,513
China Resources Land Ltd.	774,403	2,223,132
CITIC Securities Company Ltd.	816,404	2,220,548
Contemporary Amperex Technology Co. Ltd.	65,825	2,399,364
Daqo New Energy Corporation, ADR(a)	33,793	656,936
DiDi Global, Inc., ADR(a)	347,089	1,586,197
Galaxy Entertainment Group Ltd.	597,264	2,514,264
H World Group Ltd., ADR	73,190	2,417,465
Haidilao International Holding Ltd.(b)	336,178	678,685
JD.com, Inc., ADR	95,028	3,294,621
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	464,242	2,920,155
Kanzhun Ltd., ADR(a)	117,994	1,628,317
Longfor Group Holdings Ltd.(b)	1,616,175	2,049,654
Meituan(a)(b)	221,769	4,311,937
NetEase, Inc., ADR	26,804	2,391,185
PDD Holdings, Inc., ADR(a)	17,631	1,710,031
Ping An Insurance Group Co. of China Ltd.	826,194	4,849,227
SF Holding Co. Ltd.(a)	378,459	1,644,595
Tencent Holdings Ltd.	155,505	8,299,741
Trip.com Group Ltd., ADR(a)	46,465	3,190,287
Wuliangye Yibin Co. Ltd.	118,432	2,272,303
WuXi AppTec Company Ltd.(b)	270,048	1,948,725
Yihai International Holding Ltd.	324,829	628,511
Yum China Holdings, Inc.	57,987	2,793,234
Zijin Mining Group Co. Ltd.	1,870,587	3,375,988
TOTAL CHINA		91,958,835
GREECE — 1.2%
Alpha Services and Holdings SA	1,604,330	2,677,916
TOTAL GREECE		2,677,916

The accompanying notes are an integral part of these financial statements.

11

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS (Continued)
INDIA — 6.5%
GAIL INDIA Ltd. GDR(a)	149,018	$1,976,973
HDFC Bank Ltd., ADR	68,877	4,398,485
Infosys Ltd., ADR	109,693	2,404,471
Larsen & Toubro Ltd., GDR	84,166	3,534,972
Reliance Industries Ltd., GDR(b)	40,787	2,316,702
TOTAL INDIA		14,631,603
INDONESIA — 2.9%
Bank Rakyat Indonesia Persero Tbk PT	8,470,736	2,138,426
Freeport-McMoRan, Inc.	113,317	4,315,111
TOTAL INDONESIA		6,453,537
KAZAKHSTAN — 0.2%
Air Astana JSC, GDR(a)	79,187	483,833
TOTAL KAZAKHSTAN		483,833
MEXICO — 1.7%
Fresnillo PLC	282,301	2,189,562
Ternium SA, ADR	52,229	1,518,819
TOTAL MEXICO		3,708,381
RUSSIA — 0.0%
Sberbank of Russia PJSC, ADR(a)(c)	39,273	—
TOTAL RUSSIA		—
SOUTH AFRICA — 8.2%
Absa Group Ltd.	363,296	3,641,359
Anglogold Ashanti PLC	344,774	7,957,384
Aspen Pharmacare Holdings Ltd.	188,569	1,647,246
Foschini Group Ltd.	250,041	2,225,973
Impala Platinum Holdings Ltd.(a)	163,765	765,674
Mr Price Group Ltd.	145,490	2,267,543
TOTAL SOUTH AFRICA		18,505,179
SOUTH KOREA — 10.9%
Amorepacific Corp.	24,134	1,707,890
Coupang, Inc.(a)	25,403	558,358
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	16,698	2,567,978
KB Financial Group, Inc.	42,994	2,421,033
LG Chem Ltd.	12,082	2,024,119
LG H&H Co. Ltd.	6,080	1,250,585
Samsung Electronics Co. Ltd.	167,918	5,992,458
Samsung Fire & Marine Insurance Co. Ltd.	10,176	2,463,567
Samsung Heavy Industries Co. Ltd.(a)	319,615	2,438,513
SK Hynix, Inc.	25,720	2,947,263
TOTAL SOUTH KOREA		24,371,764

The accompanying notes are an integral part of these financial statements.

12

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS (Continued)
TAIWAN — 13.1%
Alchip Technologies Ltd.	31,073	$3,095,854
MediaTek, Inc.	96,939	4,167,382
Taiwan Semiconductor Manufacturing Co. Ltd.	610,785	19,850,545
Uni-President Enterprises Corp.	920,804	2,270,143
TOTAL TAIWAN		29,383,924
THAILAND — 1.2%
Charoen Pokphand Foods PCL	3,880,848	2,591,538
TOTAL THAILAND		2,591,538
TURKEY — 2.5%
Akbank TAS	1,261,732	2,310,301
BIM Birlesik Magazalar AS	118,050	1,763,833
Coca-Cola Icecek AS	896,727	1,517,461
TOTAL TURKEY		5,591,595
TOTAL COMMON STOCKS (Cost $197,043,760)		212,908,938
EXCHANGE TRADED FUNDS — 4.4%
INDIA — 4.4%
iShares MSCI India ETF	188,402	9,917,481
TOTAL INDIA		9,917,481
TOTAL EXCHANGE TRADED FUNDS (Cost $10,008,944)		9,917,481
Total Investments — 99.4% (Cost $207,052,704)		$222,826,419
Other Assets in Excess of Liabilities — 0.6%		1,388,828
TOTAL NET ASSETS — 100.0%		$224,215,247

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of December 31, 2024, the total value of all such securities was $11,305,703 or 5.0% of net assets.

(c)
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of December 31, 2024, the total value of all such securities was $0 or 0.0% of net assets.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

13

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund(1)	Emerging Markets Fund(2)
Assets:
Investments in securities, at value (Note 2)	$358,832,987	$154,435,086	$54,113,141	$222,826,419
Dividends and interest receivable	1,139,361	884,142	107,877	812,323
Receivable for fund shares sold	177,604	662	—	115
Receivable for investments sold	—	2,048,563	121,165	6,543,989
Cash	282	—	3,155	—
Prepaid expenses	50,417	32,181	18,788	24,351
Total assets	360,200,651	157,400,634	54,364,126	230,207,197
Liabilities:
Payable for credit facility (Note 6)	—	—	—	3,411,000
Investment advisory fees payable, net (Note 3)	206,902	98,856	21,878	124,057
Distribution fees payable	123,984	75,407	—	439
Payable for fund shares purchased	97,869	359,858	—	—
Payable for investments purchased	—	2,927,219	250,628	1,475,712
Interest payable for credit facility (Note 6)	—	—	—	5,367
Due to custodian	—	—	—	854,329
Accrued expenses	92,863	86,194	50,929	121,046
Total liabilities	521,618	3,547,534	323,435	5,991,950
Net Assets	$359,679,033	$153,853,100	$54,040,691	$224,215,247
Composition of Net Assets:
Paid-in capital	320,898,353	265,104,655	57,196,506	245,832,214
Accumulated gains (losses)	38,780,680	(111,251,555)	(3,155,815)	(21,616,967)
Net assets applicable to capital shares outstanding	$359,679,033	$153,853,100	$54,040,691	$224,215,247
Total Investments at cost	$315,689,296	$142,524,079	$54,043,693	$207,052,704
Net Assets
Class A Shares - Net Assets	$5,036,474	$4,179,916	—	$2,130,346
Shares outstanding	377,245	376,548	—	294,550
Net asset value and redemption price per share	$13.35	$11.10	—	$7.23
Offering price per share based on a maximum sales charge of 4.75%	$14.02	$11.65	—	$7.59
Class C Shares - Net Assets	$801,287	$596,498	—	—
Shares outstanding	60,871	54,104	—	—
Net asset value and redemption price per share	$13.16	$11.02(3)	—	—

The accompanying notes are an integral part of these financial statements.

14

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024(Continued)

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund(1)	Emerging Markets Fund(2)
Class I Shares - Net Assets	$353,841,272	$149,076,686	$54,040,691	$222,084,901
Shares outstanding	26,451,079	13,388,365	6,080,371	30,854,303
Net asset value and redemption price per share	$13.38	$11.13	$8.89	$7.20

(1)	Currently, the Renewables Fund is only publicly offering Class I shares to investors.
(2)	Currently, the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
(3)	Net asset value per share does not recompute due to rounding.
The accompanying notes are an integral part of these financial statements.

15

BROOKFIELD INVESTMENT FUNDS
Statements of Operations
For the Year Ended December 31, 2024

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
Investment Income:
Dividends and distributions (net of foreign withholding tax of $355,540, $320,962, $94,721 and $853,227)	$9,512,895	$7,259,303	$1,267,436	$7,796,522
Interest	117,798	15,376	25,933	—
Less return of capital distributions	(627,579)	(44,480)	(50,914)	—
Total investment income	9,003,114	7,230,199	1,242,455	7,796,522
Expenses:
Investment advisory fees (Note 3)	2,571,534	1,745,026	415,925	2,364,490
Distribution fees - Class A	14,018	11,642	—	4,744
Distribution fees - Class C	8,200	9,020	—	—
Transfer agent fees	185,231	152,896	9,324	153,381
Fund accounting and sub-administration fees	170,563	137,158	45,890	153,093
Trustees’ fees	72,211	67,757	39,424	69,021
Audit and tax services	62,132	46,360	49,130	49,130
Custodian fees	57,780	48,278	22,708	172,928
Registration fees	55,631	47,904	46,971	51,727
Miscellaneous	38,677	38,323	20,915	45,622
Legal fees	38,048	107,038	16,500	37,107
Reports to shareholders	20,944	22,799	13,105	32,883
Insurance	18,138	28,488	2,424	16,109
Interest Expense	1,531	72,418	—	15,764
Total operating expenses	3,314,638	2,535,107	682,316	3,165,999
Less expenses waived by the investment adviser (Note 3)	(267,086)	(304,079)	(192,993)	(642,727)
Net expenses	3,047,552	2,231,028	489,323	2,523,272
Net Investment income	5,955,562	4,999,171	753,132	5,273,250
Net realized gain (loss) on:
Investments	(165,458)	23,189,351	(737,067)	(23,576,812)
Foreign currency transactions	(136,943)	(61,116)	(9,143)	(299,708)
Net realized gain (loss)	(302,401)	23,128,235	(746,210)	(23,876,520)
Net change in unrealized appreciation/depreciation on:
Investments	21,416,636	(29,661,658)	(1,206,762)	12,623,428
Foreign currency	—	—	—	71
Foreign currency translations	(12,051)	(7,805)	(1,933)	(5,131)
Net change in unrealized appreciation (depreciation)	21,404,585	(29,669,463)	(1,208,695)	12,618,368
Net realized and unrealized gain (loss)	21,102,184	(6,541,228)	(1,954,905)	(11,258,152)
Net increase (decrease) in net assets resulting from operations	$27,057,746	$(1,542,057)	$(1,201,773)	$(5,984,902)

The accompanying notes are an integral part of these financial statements.

16

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Infrastructure Fund		Global Real Estate Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$5,955,562	$4,154,903	$4,999,171	$10,399,013
Net realized gain (loss)	(302,401)	20,853	23,128,235	(34,643,204)
Net change in unrealized appreciation (depreciation)	21,404,585	3,174,589	(29,669,463)	47,992,190
Net increase (decrease) in net assets resulting from operations	27,057,746	7,350,345	(1,542,057)	23,747,999
Distributions to Shareholders:
From distributable earnings:
Class A shares	(95,997)	(108,552)	(115,003)	(95,066)
Class C shares	(8,127)	(10,315)	(14,809)	(19,619)
Class I shares	(5,844,442)	(4,560,685)	(6,394,461)	(8,155,540)
Total distributions to shareholders	(5,948,566)	(4,679,552)	(6,524,273)	(8,270,225)
Capital Share Transactions (Note 5):
Subscriptions	144,709,121	39,092,185	4,781,285	41,039,204
Reinvestment of distributions	5,424,486	4,262,006	5,193,430	6,758,641
Redemptions	(62,308,407)	(28,468,486)	(208,923,552)	(140,536,693)
Net increase (decrease) in net assets from capital share transactions	87,825,200	14,885,705	(198,948,837)	(92,738,848)
Total increase (decrease) in net assets	108,934,380	17,556,498	(207,015,167)	(77,261,074)
Net Assets:
Beginning of year	250,744,653	233,188,155	360,868,267	438,129,341
End of year	$359,679,033	$250,744,653	$153,853,100	$360,868,267

The accompanying notes are an integral part of these financial statements.

17

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Renewables Fund		Emerging Markets Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$753,132	$291,909	$5,273,250	$7,362,514
Net realized loss	(746,210)	(2,140,001)	(23,876,520)	(10,460,921)
Net change in unrealized appreciation (depreciation)	(1,208,695)	1,824,228	12,618,368	8,682,833
Net increase (decrease) in net assets resulting from operations	(1,201,773)	(23,864)	(5,984,902)	5,584,426
Distributions to Shareholders:
From distributable earnings:
Class A shares	—	—	(48,391)	(42,126)
Class I shares	(742,382)	(289,825)	(5,963,076)	(7,057,502)
Total distributions to shareholders	(742,382)	(289,825)	(6,011,467)	(7,099,628)
Capital Share Transactions (Note 5):
Subscriptions	20,843,239	19,661,793	32,441,642	137,449,162
Reinvestment of distributions	671,688	212,712	5,802,541	6,825,596
Redemptions	(963,099)	(1,630,499)	(52,546,059)	(16,235,609)
Net increase (decrease) in net assets from capital share transactions	20,551,828	18,244,006	(14,301,876)	128,039,149
Total increase (decrease) in net assets	18,607,673	17,930,317	(26,298,245)	126,523,947
Net Assets:
Beginning of year	35,433,018	17,502,701	250,513,492	123,989,545
End of year	$54,040,691	$35,433,018	$224,215,247	$250,513,492

The accompanying notes are an integral part of these financial statements.

18

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions[1]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Year	Total Investment Return2,†	Net Assets, End of Year (000s)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
December 31, 2024	$12.49	0.22	0.86	1.08	(0.22)	—	—	(0.22)	$13.35	8.76%	$5,036	1.43%	1.25%	1.71%	1.53%	78%
December 31, 2023	$12.33	0.17	0.19	0.36	(0.18)	(0.02)	—	(0.20)	$12.49	2.99%	$6,047	1.43%	1.25%	1.41%	1.23%	52%
December 31, 2022	$13.97	0.15	(0.92)	(0.77)	(0.14)	(0.73)	—	(0.87)	$12.33	(5.61)%	$7,267	1.41%	1.25%	1.13%	0.97%	74%
December 31, 2021	$12.60	0.11	1.86	1.97	(0.35)	(0.25)	—	(0.60)	$13.97	15.90%	$7,698	1.37%	1.28%	0.85%	0.76%	62%
December 31, 2020	$13.55	0.11	(0.62)	(0.51)	—	—	(0.44)	(0.44)	$12.60	(3.42)%	$5,807	1.44%	1.35%	0.93%	0.84%	138%
Class C
December 31, 2024	$12.32	0.12	0.85	0.97	(0.13)	—	—	(0.13)	$13.16	7.92%	$801	2.10%	2.00%	0.93%	0.83%	78%
December 31, 2023	$12.15	0.07	0.20	0.27	(0.08)	(0.02)	—	(0.10)	$12.32	2.25%	$955	2.28%	2.00%	0.58%	0.30%	52%
December 31, 2022	$13.78	0.04	(0.90)	(0.86)	(0.04)	(0.73)	—	(0.77)	$12.15	(6.35)%	$1,736	2.20%	2.00%	0.29%	0.09%	74%
December 31, 2021	$12.43	0.01	1.84	1.85	(0.25)	(0.25)	—	(0.50)	$13.78	15.06%	$3,462	2.11%	2.03%	0.07%	(0.01)%	62%
December 31, 2020	$13.37	0.02	(0.62)	(0.60)	—	—	(0.34)	(0.34)	$12.43	(4.19)%	$4,180	2.19%	2.10%	0.18%	0.09%	138%
Class I (Note 1)
December 31, 2024	$12.52	0.26	0.85	1.11	(0.25)	—	—	(0.25)	$13.38	9.01%	$353,841	1.09%	1.00%	1.98%	1.89%	78%
December 31, 2023	$12.35	0.21	0.19	0.40	(0.21)	(0.02)	—	(0.23)	$12.52	3.33%	$243,742	1.09%	1.00%	1.72%	1.63%	52%
December 31, 2022	$13.99	0.18	(0.91)	(0.73)	(0.18)	(0.73)	—	(0.91)	$12.35	(5.36)%	$224,185	1.06%	1.00%	1.30%	1.24%	74%
December 31, 2021	$12.62	0.18	1.83	2.01	(0.39)	(0.25)	—	(0.64)	$13.99	16.14%	$451,114	1.05%	1.01%	1.37%	1.33%	62%
December 31, 2020	$13.58	0.14	(0.63)	(0.49)	—	—	(0.47)	(0.47)	$12.62	(3.23)%	$75,004	1.19%	1.10%	1.18%	1.09%	138%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

19

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions[1]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Year	Total Investment Return2,†	Net Assets, End of Year (000s)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income, Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
December 31, 2024	$11.28	0.23	(0.14)	0.09	(0.27)	—	—	(0.27)	$11.10	0.86%	$4,180	1.52%	1.20%	2.05%	1.73%	166%
December 31, 2023	$10.74	0.23	0.50	0.73	(0.19)	—	—	(0.19)	$11.28	6.97%	$4,953	1.39%	1.20%	2.18%	1.99%	91%
December 31, 2022	$14.05	0.20	(3.31)	(3.11)	(0.19)	—	(0.01)	(0.20)	$10.74	(22.21)%	$7,215	1.32%	1.20%	1.60%	1.48%	99%
December 31, 2021	$11.63	0.11	2.59	2.70	(0.28)	—	—	(0.28)	$14.05	23.42%	$14,140	1.27%	1.20%	0.84%	0.77%	65%
December 31, 2020	$13.51	0.18	(1.67)	(1.49)	(0.35)	(0.03)	(0.01)	(0.39)	$11.63	(10.60)%	$13,944	1.27%	1.20%	1.64%	1.57%	114%
Class C
December 31, 2024	$11.19	0.13	(0.12)	0.01	(0.18)	—	—	(0.18)	$11.02	0.07%	$596	2.36%	1.95%	1.23%	0.82%	166%
December 31, 2023	$10.68	0.15	0.49	0.64	(0.13)	—	—	(0.13)	$11.19	6.11%	$1,241	2.13%	1.95%	1.43%	1.25%	91%
December 31, 2022	$13.98	0.10	(3.28)	(3.18)	(0.11)	—	(0.01)	(0.12)	$10.68	(22.78)%	$2,182	2.05%	1.95%	0.81%	0.71%	99%
December 31, 2021	$11.57	0.01	2.58	2.59	(0.18)	—	—	(0.18)	$13.98	22.53%	$5,024	2.01%	1.95%	0.09%	0.03%	65%
December 31, 2020	$13.42	0.10	(1.65)	(1.55)	(0.26)	(0.03)	(0.01)	(0.30)	$11.57	(11.25)%	$5,229	2.02%	1.95%	0.89%	0.83%	114%
Class I (Note 1)
December 31, 2024	$11.31	0.24	(0.12)	0.12	(0.30)	—	—	(0.30)	$11.13	1.11%	$149,077	1.08%	0.95%	2.15%	2.02%	166%
December 31, 2023	$10.77	0.27	0.48	0.75	(0.21)	—	—	(0.21)	$11.31	7.15%	$354,674	0.96%	0.95%	2.47%	2.46%	91%
December 31, 2022	$14.08	0.23	(3.32)	(3.09)	(0.21)	—	(0.01)	(0.22)	$10.77	(22.00)%	$428,733	0.95%	0.95%	1.90%	1.90%	99%
December 31, 2021	$11.65	0.15	2.60	2.75	(0.32)	—	—	(0.32)	$14.08	23.76%	$660,595	0.94%	0.95%	1.09%	1.10%	65%
December 31, 2020	$13.53	0.21	(1.67)	(1.46)	(0.38)	(0.03)	(0.01)	(0.42)	$11.65	(10.35)%	$352,509	1.02%	0.95%	1.89%	1.82%	114%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

20

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Loss on Investment Transactions[1]	Net Decrease in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000s)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class I
December 31, 2024	$9.14	0.14	(0.25)	(0.11)	(0.14)	—	—	(0.14)	$8.89	(1.28)%	$54,041	1.39%	1.00%	1.54%	1.15%	69%
December 31, 2023	$9.50	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)	$9.14	(2.25)%	$35,433	2.32%	1.00%	1.53%	0.21%	61%
December 31, 2022[4]	$10.00	0.13	(0.51)	(0.38)	(0.12)	—	—	(0.12)	$9.50	(3.79)%	$17,503	5.00%	1.00%	1.46%	(2.54)%	62%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the Period February 5, 2022 (Commencement of Operations) through December 31, 2022.
The accompanying notes are an integral part of these financial statements.

21

OAKTREE EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions[1]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000s)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
December 31, 2024	$7.60	0.13	(0.33)	(0.20)	(0.17)	—	—	(0.17)	$7.23	(2.68)%	$2,130	1.47%	1.21%	1.68%	1.42%	124%
December 31, 2023	$7.46	0.22	0.12	0.34	(0.20)	—	—	(0.20)	$7.60	4.67%	$1,640	1.44%	1.35%	2.84%	2.75%	46%
December 31, 2022[4]	$7.55	0.10	(0.01)	0.09	(0.18)	—	—	(0.18)	$7.46	1.16%	$1,198	1.67%	1.35%	2.15%	1.83%	45%
Class I
December 31, 2024	$7.57	0.15	(0.33)	(0.18)	(0.19)	—	—	(0.19)	$7.20	(2.37)%	$222,085	1.20%	0.96%	2.01%	1.77%	124%
December 31, 2023	$7.43	0.25	0.11	0.36	(0.22)	—	—	(0.22)	$7.57	4.94%	$248,873	1.19%	1.10%	3.32%	3.23%	46%
December 31, 2022	$8.76	0.31	(1.44)	(1.13)	(0.20)	—	—	(0.20)	$7.43	(12.86)%	$122,792	1.63%	1.10%	4.22%	3.69%	45%
December 31, 2021[5]	$10.00	0.14	(1.32)	(1.18)	(0.05)	(0.01)	—	(0.06)	$8.76	(11.78)%	$20,553	6.31%	1.10%	2.73%	(2.48)%	49%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the Period May 16, 2022 (Commencement of Operations) through December 31, 2022.
[5]	For the Period June 3, 2021 (Commencement of Operations) through December 31, 2021.
The accompanying notes are an integral part of these financial statements.

22

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
1. ORGANIZATION
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Center Coast Brookfield Midstream Focus Fund (the “Focus Fund”), Brookfield Global Renewables & Sustainable Infrastructure Fund (the “Renewables Fund”) and Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund”) (each, a “Fund,” and collectively, the “Funds”), four of which are included in this report. The Infrastructure Fund, Global Real Estate Fund, Renewables Fund and Emerging Markets Fund are each a diversified open-end management investment company.
On March 25, 2021, the Board of Trustees of the Trust, on behalf of the Infrastructure Fund and the Global Real Estate Fund, approved a proposal to close each Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into each Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, each Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, each Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.
Each Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund. Currently, the Renewables Fund is only publicly offering Class I shares to investors and the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
Brookfield Public Securities Group LLC (“PSG” or the “Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA) (“BAM”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Infrastructure Fund, Global Real Estate Fund and Renewables Fund. Oaktree Fund Advisors, LLC (“Oaktree”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Emerging Markets Fund. PSG serves as Administrator to the Emerging Markets Fund. PSG and Oaktree are each referred to herein as the “Adviser” and together are referred to as the “Advisers”.
The investment objective of the Infrastructure Fund, Global Real Estate Fund and Renewables Fund is to seek total return through growth of capital and current income, and the investment objective of the Emerging Markets Fund is to seek long-term capital growth. Each Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

23

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. Each Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Each Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
The Board has designated each Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Advisers in their role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over- the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

24

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities
Level 2 –
Quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$—	$17,176,075	$—	$17,176,075
Brazil	—	6,304,596	—	6,304,596
Canada	21,733,734	—	—	21,733,734
China	—	11,383,351	—	11,383,351
France	—	7,420,453	—	7,420,453
Hong Kong	—	6,035,862	—	6,035,862
Italy	—	1,654,487	—	1,654,487
Japan	—	11,581,284	—	11,581,284
Mexico	8,456,304	—	—	8,456,304
Netherlands	—	11,385,416	—	11,385,416
New Zealand	9,205,247	—	—	9,205,247
Spain	—	13,786,944	—	13,786,944
United Kingdom	—	21,349,125	—	21,349,125
United States	208,408,343	—	—	208,408,343
Total Common Stocks	247,803,628	108,077,593	—	355,881,221
Money Market Fund:
United States	2,951,766	—	—	2,951,766
Total	$250,755,394	$108,077,593	$—	$358,832,987

25

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Global Real Estate Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$—	$9,685,730	$—	$9,685,730
Canada	725,470	—	—	725,470
China	756,162	—	—	756,162
France	—	3,124,687	—	3,124,687
Germany	—	4,251,048	—	4,251,048
Hong Kong	—	5,032,801	—	5,032,801
Japan	—	12,662,270	—	12,662,270
Netherlands	2,095,413	1,845,526	—	3,940,939
Singapore	—	3,200,292	—	3,200,292
United Kingdom	—	6,892,203	—	6,892,203
United States	103,007,679	—	—	103,007,679
Total Common Stocks	106,584,724	46,694,557	—	153,279,281
Money Market Fund:
United States	1,155,805	—	—	1,155,805
Total	$107,740,529	$46,694,557	$—	$154,435,086

Renewables Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$—	$2,313,307	$—	$2,313,307
Canada	2,019,281	—	—	2,019,281
France	—	1,884,883	—	1,884,883
Germany	—	2,348,692	—	2,348,692
Italy	—	3,184,751	—	3,184,751
Spain	—	4,623,210	—	4,623,210
United Kingdom	—	7,157,448	—	7,157,448
United States	29,323,585	—	—	29,323,585
Total Common Stocks	31,342,866	21,512,291	—	52,855,157
Money Market Fund:
United States	1,257,984	—	—	1,257,984
Total	$32,600,850	$21,512,291	$—	$54,113,141

26

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Emerging Markets Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$5,720,121	$5,776,201	$—	$11,496,322
Canada	1,054,511	—	—	1,054,511
China	23,923,381	68,035,454	—	91,958,835
Greece	—	2,677,916	—	2,677,916
India	12,654,630	1,976,973	—	14,631,603
Indonesia	4,315,111	2,138,426	—	6,453,537
Kazakhstan	483,833	—	—	483,833
Mexico	1,518,819	2,189,562	—	3,708,381
Russia	—	—	—(1)	—
South Africa	11,830,603	6,674,576	—	18,505,179
South Korea	558,358	23,813,406	—	24,371,764
Taiwan	—	29,383,924	—	29,383,924
Thailand	—	2,591,538	—	2,591,538
Turkey	1,763,833	3,827,762	—	5,591,595
Total Common Stocks	63,823,200	149,085,738	—	212,908,938
Exchange Traded Funds:
India	9,917,481	—	—	9,917,481
Total Exchange Traded Funds	9,917,481	—	—	9,917,481
Total	$73,740,681	$149,085,738	$—	$222,826,419

(1)	Investments categorized as Level 3 securities that are effectively valued at zero
As of December 31, 2024, there was an investment in the Emerging Markets Fund related to one company which was effectively valued at zero due to the inability of the Fund to transact in this investment, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investment. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of this security compared to the Fund’s net assets is not material, and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
For further information regarding security characteristics, see the Schedules of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. A distribution received from investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Funds record investment income and return of

27

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund’s can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year will generally reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Funds is included within “Transfer agent fees” in the Statements of Operations.
Distributions to Shareholders: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is

28

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
provided after a payment is made from any source other than net investment income. This notice is available on the Adviser’s website at https://www.brookfieldoaktree.com. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
The Funds operate as a single operating segment. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Funds, who is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.
3. INVESTMENT ADVISORY AGREEMENTS AND RELATED PARTY TRANSACTIONS
PSG serves as the investment adviser to the Infrastructure Fund, Global Real Estate Fund and Renewables Fund and Oaktree serves as the investment adviser to the Emerging Markets Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which each Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:

	Annual Advisory Fee Rate	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class I	0.75%	0.95%
Renewables Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Emerging Markets Fund
Class A	0.90%	1.20%[1]
Class C	0.90%	1.95%[1]
Class I	0.90%	0.95%[1]

[1]
Effective January 24, 2024, the Adviser contractually agreed to reduce the Emerging Markets Fund’s annual expense cap by 0.15% for each share class. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.

Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), each Adviser has contractually agreed to waive all or a portion of its investment advisory or administration

29

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least April 30, 2025 for the Infrastructure Fund, Global Real Estate Fund, Renewables Fund and the Emerging Markets Fund and may not be terminated by the Funds or the Adviser before such time.
Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, each Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:

Expiration Period	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
December 31, 2025	$208,956	$22,656	$603,058	$395,849
December 31, 2026	230,459	64,648	250,752	209,836
December 31, 2027	267,086	304,079	192,993	642,727
Total amount subject to recoupment	$706,501	$391,383	$1,046,803	$1,248,412

For the year ended December 31, 2024, the Advisers did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the PSG, and PSG has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). PSG and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. PSG does not receive any compensation for its administration services pursuant to the Administration Agreements and the Funds are responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of PSG.
4. PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Infrastructure Fund	$322,372,023	$232,420,198
Global Real Estate Fund	385,554,725	582,621,737
Renewables Fund	52,676,530	32,948,105
Emerging Markets Fund	313,012,944	321,639,311

During the year ended December 31, 2024, there were no transactions in U.S. Government securities.

30

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
5. SHARES OF BENEFICIAL INTEREST
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Infrastructure Fund and Global Real Estate Fund offer three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares, the Renewables Fund offers “Class I” Shares and the Emerging Markets Fund offers two classes of shares of beneficial interest — “Class A” Shares and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
Infrastructure Fund

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class A
Subscriptions	20,978	$264,666	56,489	$686,811
Reinvestment of distributions	6,347	79,905	7,533	92,193
Redemptions	(134,168)	(1,732,513)	(169,552)	(2,032,858)
Net Decrease	(106,843)	$(1,387,942)	(105,530)	$(1,253,854)
Class C
Subscriptions	2,748	$33,847	2,173	$25,018
Reinvestment of distributions	507	6,208	732	8,855
Redemptions	(19,882)	(237,873)	(68,253)	(820,711)
Net Decrease	(16,627)	$(197,818)	(65,348)	$(786,838)
Class I
Subscriptions	11,177,930	$144,410,608	3,093,285	$38,380,356
Reinvestment of distributions	419,112	5,338,373	339,509	4,160,958
Redemptions	(4,619,515)	(60,338,021)	(2,112,215)	(25,614,917)
Net Increase	6,977,527	$89,410,960	1,320,579	$16,926,397

Global Real Estate Fund

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class A
Subscriptions	47,408	$527,630	53,627	$582,844
Reinvestment of distributions	9,440	104,967	8,465	88,236
Redemptions	(119,465)	(1,318,185)	(294,401)	(3,209,144)
Net Decrease	(62,617)	$(685,588)	(232,309)	$(2,538,064)
Class C
Subscriptions	30	$336	355	$3,760
Reinvestment of distributions	1,221	13,476	1,680	17,404
Redemptions	(58,082)	(634,841)	(95,407)	(1,024,467)
Net Decrease	(56,831)	$(621,029)	(93,372)	$(1,003,303)

31

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Global Real Estate Fund - (Continued)

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class I
Subscriptions	384,549	$4,253,319	3,688,076	$40,452,600
Reinvestment of distributions	460,666	5,074,987	637,274	6,653,001
Redemptions	(18,813,609)	(206,970,526)	(12,779,923)	(136,303,082)
Net Decrease	(17,968,394)	$(197,642,220)	(8,454,573)	$(89,197,481)

Renewables Fund

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class I
Subscriptions	2,234,060	$20,843,239	2,201,851	$19,661,793
Reinvestment of distributions	72,802	671,688	23,651	212,712
Redemptions	(104,185)	(963,099)	(189,862)	(1,630,499)
Net Increase	2,202,677	$20,551,828	2,035,640	$18,244,006

Emerging Markets Fund

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class A
Subscriptions	72,761	$550,250	50,792	$415,280
Reinvestment of distributions	6,620	48,391	5,755	42,125
Redemptions	(747)	(5,615)	(1,178)	(9,199)
Net Increase	78,634	$593,026	55,369	$448,206
Class I
Subscriptions	4,207,537	$31,891,392	17,557,027	$137,033,882
Reinvestment of distributions	790,405	5,754,150	930,517	6,783,471
Redemptions	(7,034,108)	(52,540,444)	(2,123,353)	(16,226,410)
Net Increase (Decrease)	(2,036,166)	$(14,894,902)	16,364,191	$127,590,943

[1]	For the Year Ended December 31, 2024.
[2]	For the Year Ended December 31, 2023.
6. CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of December 31, 2024 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against a Fund’s assets, will be made at the sole discretion of the Bank and would be for a maximum of forty-five days.
During the year ended December 31, 2024, the Infrastructure Fund, Global Real Estate Fund and Emerging Markets Fund utilized the credit facility for 7, 114 and 18 days, respectively, and had an

32

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
outstanding average daily loan balance of $954,429, $2,776,158 and $4,283,333 respectively. The maximum amount outstanding the for the Infrastructure Fund, Global Real Estate Fund and Emerging Markets Fund during the year was $1,162,000, $39,065,000 and $10,225,000 respectively, and the interest expense amounted to $1,531, $72,418 and $15,764, respectively. For year ended December 31, 2024, the average interest rate on the outstanding principal amounts for the Infrastructure Fund, Global Real Estate Fund and Emerging Markets Fund was 8.25%, 8.24% and 7.36%, respectively. The Renewables Fund did not utilize the credit facility during the year ended December 31, 2024. At December 31, 2024, the Emerging Markets Fund had an outstanding balance of $3,411,000 on the credit facility and the Infrastructure Fund, Global Real Estate Fund and Renewables Fund did not have an amount outstanding on the credit facility.
7. FEDERAL INCOME TAX INFORMATION
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely- than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2024, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2024, open taxable periods consisted of the taxable years ended December 31, 2021 through December 31, 2024, for the Infrastructure Fund and Global Real Estate Fund. As of December 31, 2024, open taxable period consisted of February 5, 2022 (commencement of operations) to December 31, 2024 for the Renewables Fund. As of December 31, 2024, open taxable periods consisted of the taxable period ended December 31, 2021 and taxable years ended December 31, 2022 through December 31, 2024 for the Emerging Markets Fund. No examination of the Funds’ tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2024.
The tax character of distributions paid for the year ended December 31, 2024 were as follows:

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
Ordinary income (including short-term capital gains)	$5,948,566	$6,524,273	$742,382	$6,011,467
Long-term capital gains	—	—	—	—
Total distributions	$5,948,566	$6,524,273	$742,382	$6,011,467

33

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
The tax character of distributions paid for the year ended December 31, 2023 were as follows:

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
Ordinary income (including short-term capital gains)	$4,190,817	$8,270,225	$289,825	$7,099,628
Long-term capital gains	488,735	—	—	—
Total distributions	$4,679,552	$8,270,225	$289,825	$7,099,628

At December 31, 2024, the Funds’ most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
Capital loss carryforward(1)	$(1,933,069)	$(122,236,346)	$(2,998,163)	$(32,597,684)
Distributable earnings	279,563	732,545	—	—
Post-October loss	—	—	—	—
Late year ordinary losses	—	—	(1,723)	(33,788)
Other accumulated gains (losses)	(28,562)	(6,981)	(1,855)	(935,538)
Tax basis unrealized appreciation on investments and foreign currency	40,462,748	10,259,227	(154,074)	11,950,043
Total tax basis net accumulated gains (losses)	$38,780,680	$(111,251,555)	$(3,155,815)	$(21,616,967)

(1)	To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2024, the Infrastructure Fund’s, capital loss carryforwards were $1,933,069, which can be used to offset future realized long-term capital gains. The Global Real Estate Fund’s capital loss carryforwards were $99,751,547, which can be used to offset future realized short-term capital gains and $22,484,799, which can be used to offset future realized long-term capital gains. The Renewables Fund’s capital loss carryforwards were $823,869, which can be used to offset future realized short-term capital gains and $2,174,294, which can be used to offset future realized long-term capital gains. The Emerging Markets Fund’s capital loss carryforwards were $17,572,128, which can be used to offset future realized short-term capital gains and $15,025,556, which can be used to offset future realized long-term capital gains. The capital loss carryforwards will not expire. The the Renewables Fund deferred, on a tax basis, late year ordinary losses of $1,723. The Emerging Markets Fund deferred, on a tax basis, late year ordinary losses of $33,788.
Federal Income Tax Basis: The federal income tax basis of each Fund’s investments, not including foreign currency translation, at December 31, 2024 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Infrastructure Fund	$318,370,239	$54,929,746	$(14,466,998)	$40,462,748
Global Real Estate Fund	144,175,859	17,991,035	(7,731,808)	10,259,227
Renewables Fund	54,267,215	3,835,144	(3,989,218)	(154,074)
Emerging Markets Fund	210,876,376	31,966,751	(20,016,708)	11,950,043

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency, sales of

34

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
PFICs, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
At December 31, 2024, the Funds’ most recently completed tax year-end, the Funds’ components of net assets were increased or (decreased) by the amounts shown in the table below:

	Paid-In Capital	Accumulated Income (losses)
Infrastructure Fund	$—	$—
Global Real Estate Fund	—	—
Renewables Fund	(576)	576
Emerging Markets Fund	(122,516)	122,516

8. INDEMNIFICATIONS
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9. SUBSEQUENT EVENTS
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that herein, there are no events that require recognition or disclosure in the financial statements.

35

BROOKFIELD INVESTMENT FUNDS
Report of Independent Registered Public Accounting Firm
To the shareholders and Board of Trustees of Brookfield Investment Funds:
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield Global Renewables & Sustainable Infrastructure Fund
Oaktree Emerging Markets Equity Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Brookfield Investment Funds, comprising the funds listed in the table below (collectively, the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods listed in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Brookfield Investment Funds as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Brookfield Global Listed Infrastructure Fund Brookfield Global Listed Real Estate Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
Brookfield Global Renewables & Sustainable Infrastructure Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the year ended December 31, 2024, 2023, and for the period from February 5, 2022 (commencement of operations) through December 31, 2022
Oaktree Emerging Markets Equity Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and for the period from June 3, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control

36

BROOKFIELD INVESTMENT FUNDS
Report of Independent Registered Public Accounting Firm(Continued)
over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Chicago, Illinois
February 28, 2025
We have served as the auditor of one or more Brookfield Public Securities Group LLC’s investment companies since 2011.

37

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Infrastructure Fund	100.00%
Global Real Estate Fund	37.21%
Renewables Fund	100.00%
Emerging Markets Fund	99.55%

For corporate shareholders, the percentage of ordinary distributions qualifying for the corporate dividends received deductions for the year ended December 31, 2024, was as follows:

Infrastructure Fund	68.77%
Global Real Estate Fund	2.40%
Renewables Fund	54.67%
Emerging Markets Fund	1.85%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Infrastructure Fund	0.00%
Global Real Estate Fund	0.00%
Renewables Fund	0.00%
Emerging Markets Fund	0.00%

For the period ended December 31, 2024, the Renewables Fund and Emerging Markets Fund earned foreign source income of $874,446 and $8,544,334 and paid foreign taxes of $86,532 and $830,191, respectively, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

38

PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES (Unaudited)
The shareholders of the Brookfield Investment Funds voted on the following proposal at a special meeting of shareholders held on Thursday, June 20, 2024, at 8:45 a.m., Eastern Time. The description of the proposal and number of shares voted are as follows:

	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1. To elect Betty A. Whelchel to the Trust’s Board of Trustees	181,472,713	2,491,288	2,282,576
2. To elect Brian F. Hurley to the Trust’s Board of Trustees	181,485,224	2,416,360	2,344,989

39

PORTFOLIO HOLDINGS DISCLOSURE (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
Proxy Voting Policies, Procedures and Records (Unaudited)
You may obtain a description of the Funds’ proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

40

Additional Information
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Refer to information provided within financial statements.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

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855-777-8001

©2025 Brookfield Corporation

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Proxy Disclosure for Open-End Investment Companies is included as part of the Financial Statements and Financial Highlights for Open-End Investment Companies filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements and Financial Highlights for Open-End Investment Companies filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	March 10, 2025

By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date:	March 10, 2025